Share-Based Compensation Expense	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Expense

8. Share-Based Compensation Expense

Share-based compensation expense recorded in these Consolidated Financial Statements for the three years ended December 31, 2012 and the six months ended June 30, 2012 was allocated to the Company based on awards from Elan equity plans granted to Elan employees who have, directly or indirectly, provided services to the Company.

Share-based compensation expense recorded in these Consolidated Financial Statements for the six months ended June 30, 2013 was based on awards from Prothena’s LTIP granted to Prothena employees.

The following table summarizes share-based compensation expense (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$6,093	$2,819	$1,600	$305	$5,220
Selling, general and administrative	5	153	—	777	5

Total direct	6,098	2,972	1,600	1,082	5,225
Selling, general and administrative—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

The following table summarizes share-based compensation expense as it relates to award type (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Stock options	$2,621	$1,264	$670	$1,082	$2,242
Restricted stock units	3,477	1,708	930	—	2,983

Total direct	6,098	2,972	1,600	1,082	5,225
Share-based compensation expense—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

Prothena’s Share-based Compensation Awards

The Company estimates the fair value of share-based compensation on the date of grant using an option-pricing model. The Company uses the Black-Scholes model to value share-based compensation, excluding RSUs, which the Company models using the fair market value of its ordinary shares on the date of grant. The Black-Scholes option-pricing model determines the fair value of share-based payment awards based on the share price on the date of grant and is affected by assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the Company’s share price, volatility over the expected life of the awards and actual and projected employee stock option exercise behaviors. Option-pricing models were developed for use in estimating the value of traded options that have no vesting or hedging restrictions and are fully transferable. Although the fair value of stock options granted by the Company is estimated by the Black-Scholes model, the estimated fair value may not be indicative of the fair value observed in a willing buyer and seller market transaction.

As share-based compensation expense recognized in the Consolidated Financial Statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on estimated future turnover and historical experience.

Share-based compensation expense will continue to have an adverse impact on the Company’s reported results of operations, although it will have no impact on its overall financial position. The amount of unearned share-based compensation currently estimated to be expensed from now through the year 2017 related to unvested share-based payment awards at June 30, 2013 is $6.4 million. As of December 31, 2012, no awards were granted under this plan. The weighted-average period over which the unearned share-based compensation is expected to be recognized is 3.1 years. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. Future share-based compensation expense and unearned share-based compensation will increase to the extent that the Company grants additional equity awards.

The fair value of the options granted during the and six months ended June 30, 2013 is estimated as of the grant date using the Black-Scholes option-pricing model assuming the weighted-average assumptions listed in the following table:

Six Months Ended June 30, 2013

(unaudited)
Expected volatility	84.2%
Risk-free interest rate	1.2%
Expected dividend yield	0.0%
Expected life (in years)	6.0
Weighted average fair value	$4.56

The following table summarizes Prothena’s stock option activity (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(unaudited)
Outstanding at December 31, 2012	—	$—
Granted	1,836	6.57

Outstanding at June 30, 2013	1,836	6.57	9.6	$11,643

Vested and expected to vest at June 30, 2013	1,637	6.56	9.6	10,391

Vested at the end of the period	—	—	—	—

The range of exercise prices and weighted-average remaining contractual life of outstanding options were as follows:

June 30, 2013 Options Outstanding
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
(unaudited)
$6.03	-	$6.03	455	9.58	$6.03
6.41	-	6.41	861	9.58	6.41
6.65	-	9.75	520	9.78	7.30

$6.03	-	$9.75	1,836	9.64	6.57

Elan’s Share-based Compensation Awards

Prior to the Separation and Distribution of the Prothena Business on December 20, 2012, the Company’s employees had received share-based compensation awards under Elan’s equity compensation plans and, therefore, the following disclosures pertain to share-based compensation expense that was allocated to the Prothena Business related to Elan’s share-based equity awards. Elan’s equity award program provided for the issuance of share options, RSUs and other equity awards to its employees, including employees that have directly and indirectly provided service to the Prothena Business. The share-based payment compensation expense recognized in these Consolidated Financial Statements includes all of the share-based payment expenses directly attributable to the Prothena Business and an allocation of indirect expenses that have been deemed attributable to the Prothena Business for the three years ended December 31, 2012 and the six months ended June 30, 2012. The Company will not recognize any expense going forward in relation to the existing Elan equity-based awards as its employees are not required to provide service after the Separation and Distribution in order to receive the benefits of the awards.

Share-based Compensation Expense

Share-based compensation expense was measured and recognized based on estimated grant date fair values. These awards include employee stock options and RSUs, and stock purchases related to Elan’s employee equity purchase plan (“EEPP”). Share-based compensation cost for stock options and ordinary shares issued under Elan’s EEPP was estimated at the grant date based on each option’s fair value as calculated using an option-pricing model. Share-based compensation cost for RSUs is measured based on the closing fair market value of Elan’s ordinary shares on the date of grant. The value of awards expected to vest was recognized as an expense over the requisite service periods. Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, was affected by Elan’s share price as well as assumptions regarding a number of complex variables. These variables included, but were not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

Restricted Share Units

Elan granted RSUs to its employees, including employees that have directly and indirectly provided service to the Prothena Business. The RSUs generally vest between one and three years from the grant date and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received by the Prothena Business in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date. The total fair value expensed over the vesting terms of RSUs that became fully vested was $0.5 million, $1.1 million and $0.7 million in 2012, 2011 and 2010, respectively, and $0.5 million during the six months ended June 30, 2012.

The outstanding RSUs relating to the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands, except fair value amounts):

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2010	229	$9.67
Granted	195	6.80
Vested	(132)	9.85

Outstanding at December 31, 2011	292	7.67
Granted	166	13.19
Vested	(348)	9.44
Forfeited	(110)	10.10

Outstanding at December 31, 2012	—	—

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and four years from the grant date.

Equity-settled share-based payments expense recognized in the “Carve-out” Combined Financial Statements are based on the fair value of the awards measured at the date of grant. The graded-vesting attribution method is used for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

The fair value of stock options is calculated using a binomial option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of the Company’s stock options because it better reflects the possibility of exercise before the end of the options’ life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

The implied volatility for traded options on Elan’s shares with remaining maturities of at least one year was used to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the “Carve-out” Combined Financial Statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and estimated future turnover.

The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Six Months Ended June 30, 2012
	2012	2011	2010
				(unaudited)
Expected volatility	60.1%	49.3%	66.0%	60.1%
Risk-free interest rate	0.9%	1.7%	2.1%	0.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected life (1)	—	—	—	—
Weighted average fair value	$6.66	$2.99	$3.86	$6.66

(1)	The expected lives of options granted in 2012 and the six months ended June 30, 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.4 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

The total stock options outstanding, vested and expected to vest, and exercisable that are held by the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	627	$16.70
Granted	324	6.82
Exercised	(60)	7.41
Expired	(67)	57.33

Outstanding at December 31, 2011	824	10.21
Granted	398	13.17
Exercised	(127)	6.59
Forfeited	(84)	12.66
Expired	(6)	14.07

Outstanding, vested and exercisable at December 31, 2012	1,005	11.17	6.8	$1,424

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between Elan’s closing share price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by direct option holders had all these option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of Elan’s ordinary shares. The total intrinsic value of options exercised in 2012 was $0.8 million. The total fair value expensed over the vesting terms of options that became fully vested in 2012, 2011 and 2010 was $0.5 million, $1.2 million and $0.6 million, respectively, and $0.5 million during the six months ended June 30, 2012.

The range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

December 31, 2012
Options Outstanding and Exercisable
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$4.92	-	$9.26	418	7.50	$6.80
10.77	-	25.95	587	6.40	14.28

$4.92	-	$25.95	1,005	6.80	11.17

The following table summarizes the number of options outstanding that were held by the employees that provided directly attributable service to the Prothena Business (in thousands):

	December 31,
	2012	2011
1996 Plan	46	96
1999 Plan	35	57
2006 Long Term Incentive Plan	924	671

	1,005	824